Segment and Geographic Reporting	12 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment and Geographic Reporting

Note 12.	Segment and Geographic Reporting

The Company reports its business segments using the “management approach” model for segment reporting. This means that the Company determines its reportable business segments based on the way the chief operating decision maker organizes business segments within the Company for making operating decisions and assessing performance.

The Company reports its financial results in the following three segments: (i) II-VI Laser Solutions, (ii) II-VI Photonics, and (iii) II-VI Performance Products, and the Company’s chief operating decision maker receives and reviews financial information based on these segments.  The Company evaluates business segment performance based upon segment operating income, which is defined as earnings before income taxes, interest and other income or expense.

Effective July 1, 2018, the Company realigned the composition of its operating segments. The Company moved Laser Systems Group from II-VI Laser Solutions to II-VI Photonics and moved IPI from II-VI Photonics to II-VI Performance Products.  All applicable segment information has been restated to reflect this change. Additionally, the Company renamed Laser Systems Group to II-VI Industrial Laser.

The II-VI Laser Solutions segment is located in the United States, Singapore, China, Germany, Switzerland, Japan, Belgium, the United Kingdom, Italy, South Korea, the Philippines and Taiwan. II-VI Laser Solutions designs, manufactures and markets optical and electro-optical components and materials sold under the II-VI Infrared brand name and used primarily in high-power CO2 lasers, fiber-delivered beam delivery systems and processing tools and direct diode lasers for industrial lasers sold under the II-VI HIGHYAG and II-VI Laser Enterprise brand names. II-VI Laser Solutions also manufactures compound semiconductor epitaxial wafers for applications in optical components, wireless devices, and high-speed communication systems and manufactures 6-inch GaAs wafers allowing for the production of high performance lasers and integrated circuits in high volume sold under the II-VI EpiWorks and II-VI OptoElectronic Devices Division brand names.

The II-VI Photonics segment is located in the United States, China, Vietnam, Germany, Japan, the United Kingdom, Italy and Hong Kong. II-VI Photonics manufactures crystal materials, optics, microchip lasers and optoelectronic modules for use in optical communication networks and other diverse consumer and commercial applications.  In addition, the segment manufactures pump lasers, optical isolators, and optical amplifiers and micro-optics for optical amplifiers, for both terrestrial and submarine applications within the optical communications market.

The II-VI Performance Products segment is located in the United States, Vietnam, Japan, China, Germany and the Philippines. II-VI Performance Products is further divided into production and administrative units that are directed by managers. II-VI Performance Products designs, manufactures and markets infrared optical components and high-precision optical assemblies for military, medical and commercial laser imaging applications.  In addition, the segment designs, manufactures and markets unique engineered materials for thermoelectric and silicon carbide applications servicing the semiconductor, military and medical markets.

On August 7, 2017, the Company completed its acquisition of II-VI Compound Semiconductor Ltd. See Note 2. Acquisitions. The operating results of this acquisition have been reflected in the selected financial information of the Company’s II-VI Laser Solutions segment.

On June 19, 2017, the Company completed its acquisition of IPI. See Note 2. Acquisitions. The operating results of this acquisition have been reflected in the selected financial information of the Company’s II-VI Photonics and II-VI Performance Products segments.

The accounting policies of the segments are the same as those of the Company. The Company’s corporate expenses are allocated to the segments. The Company evaluates segment performance based upon reported segment operating income, which is defined as earnings from continuing operations before income taxes, interest and other income or expense. Inter-segment sales and transfers have been eliminated.

The following tables summarize selected financial information of the Company’s operations by segment:

	II-VI		II-VI
	Laser	II-VI	Performance
	Solutions	Photonics	Products	Eliminations	Total
($000)
2018
Revenues	$405,940	$486,485	$266,369	$-	$1,158,794
Inter-segment revenues	34,590	11,180	26,262	(72,032)	-
Operating income	40,119	63,152	33,492	-	136,763
Interest expense	-	-	-	-	(18,352)
Other income, net	-	-	-	-	3,783
Income taxes	-	-	-	-	(34,192)
Net earnings	-	-	-	-	88,002
Depreciation and amortization	38,004	23,242	19,524	-	80,770
Expenditures for property, plant & equipment	80,776	36,122	44,425	-	161,323
Segment assets	740,020	554,574	467,067	-	1,761,661
Equity investments	-	-	69,215	-	69,215
Goodwill	98,737	109,670	62,271	-	270,678

	II-VI		II-VI
	Laser	II-VI	Performance
	Solutions	Photonics	Products	Eliminations	Total
($000)
2017
Revenues	$317,495	$440,361	$214,190	$-	$972,046
Inter-segment revenues	33,669	8,003	10,189	(51,861)	-
Operating income	27,459	66,462	21,635	-	115,556
Interest expense	-	-	-	-	(6,809)
Other income, net	-	-	-	-	10,041
Income taxes	-	-	-	-	(23,514)
Net earnings	-	-	-	-	95,274
Depreciation and amortization	24,684	21,612	17,341	-	63,637
Expenditures for property, plant & equipment	81,346	28,811	32,788	-	142,945
Segment assets	572,314	535,418	369,565	-	1,477,297
Equity investment	-	-	11,727	-	11,727
Goodwill	79,527	108,544	62,271	-	250,342

	II-VI		II-VI
	Laser	II-VI	Performance
	Solutions	Photonics	Products	Eliminations	Total
($000)
2016
Revenues	$289,434	$339,447	$198,335	$-	$827,216
Inter-segment revenues	23,685	10,569	7,274	(41,528)	-
Operating income	33,398	39,738	17,780	-	90,916
Interest expense	-	-	-	-	(3,081)
Other income, net	-	-	-	-	2,120
Income taxes	-	-	-	-	(24,469)
Net earnings	-	-	-	-	65,486
Depreciation and amortization	16,822	20,255	19,586	-	56,663
Expenditures for property, plant & equipment	24,885	21,831	11,454	-	58,170

Geographic information for revenues from the country of origin (shipped from), and long-lived assets from the country of origin, which include property, plant and equipment, net of related depreciation, and certain other long-term assets, were as follows:

	Revenues
Year Ended June 30,	2018	2017	2016
($000)
United States	$373,735	$294,200	$266,347
Non-United States
China	253,672	208,595	172,292
Hong Kong	186,978	190,702	140,821
Germany	132,161	88,304	72,070
Japan	89,153	76,212	57,287
Switzerland	49,557	50,497	54,760
Vietnam	26,898	22,497	24,267
Italy	11,458	10,791	10,160
Korea	9,757	6,584	3,887
United Kingdom	9,359	8,473	8,154
Singapore	5,941	3,913	3,039
Belgium	4,511	7,503	6,026
Philippines	3,909	3,057	8,106
Taiwan	1,705	718	-
Total Non-United States	785,059	677,846	560,869
	$1,158,794	$972,046	$827,216

	Long-Lived Assets
June 30,	2018	2017	2016
($000)
United States	$309,062	$240,029	$137,521
Non-United States
China	81,175	62,024	51,824
United Kingdom	65,357	396	203
Switzerland	37,155	36,795	38,202
Germany	14,876	15,323	15,162
Vietnam	10,042	8,272	8,895
Philippines	6,628	6,115	4,399
Hong Kong	2,818	1,914	1,765
Other	598	704	943
Total Non-United States	218,649	131,543	121,393
	$527,711	$371,572	$258,914